Goodwill and Other Intangible Assets (Changes in Goodwill by Reportable Segment) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Goodwill [Line Items]
Acquired		¥ 59,186	¥ 46,522	¥ 72,466
Impairment		(1,506)	0	0
Other (net)	[1]	(6,222)	(33,383)	(10,412)
Goodwill, Gross		501,030	448,066	434,927	¥ 381,581
Accumulated impairment losses		(5,754)	(4,248)	(4,248)	(12,956)
Goodwill		495,276	443,818	430,679	368,625
Corporate Financial Services and Maintenance Leasing
Goodwill [Line Items]
Acquired		478	1,299	0
Impairment		(12)	0	0
Other (net)	[1]	7	0	(270)
Goodwill, Gross		67,350	66,865	65,566	65,836
Accumulated impairment losses		(849)	(837)	(837)	(837)
Goodwill		66,501	66,028	64,729	64,999
Real Estate Segment
Goodwill [Line Items]
Acquired		0	0	0
Impairment		0	0	0
Other (net)	[1]	0	(111)	(7,231)
Goodwill, Gross		16,359	16,359	16,470	32,409
Accumulated impairment losses		0	0	0	(8,708)
Goodwill		16,359	16,359	16,470	23,701
PE Investment and Concession
Goodwill [Line Items]
Acquired		47,011	22,772	27,569
Impairment		0	0	0
Other (net)	[1]	(14,002)	(22,172)	34
Goodwill, Gross		122,464	89,455	88,855	61,252
Accumulated impairment losses		0	0	0	0
Goodwill		122,464	89,455	88,855	61,252
Environment and Energy
Goodwill [Line Items]
Acquired		0	3,933	0
Impairment		0	0	0
Other (net)	[1]	(3,933)	0	0
Goodwill, Gross		183	4,116	183	183
Accumulated impairment losses		(39)	(39)	(39)	(39)
Goodwill		144	4,077	144	144
Insurance
Goodwill [Line Items]
Acquired		0	672	0
Impairment		0	0	0
Other (net)	[1]	(109)	0	0
Goodwill, Gross		5,015	5,124	4,452	4,452
Accumulated impairment losses		0	0	0	0
Goodwill		5,015	5,124	4,452	4,452
Banking and Credit
Goodwill [Line Items]
Acquired		0	0	0
Impairment		0	0	0
Other (net)	[1]	0	0	0
Goodwill, Gross		10,971	10,971	10,971	10,971
Accumulated impairment losses		0	0	0	0
Goodwill		10,971	10,971	10,971	10,971
Aircraft and Ships
Goodwill [Line Items]
Acquired		0	0	0
Impairment		0	0	0
Other (net)	[1]	0	0	0
Goodwill, Gross		587	587	587	587
Accumulated impairment losses		(587)	(587)	(587)	(587)
Goodwill		0	0	0	0
ORIX USA
Goodwill [Line Items]
Acquired		0	17,846	44,897
Impairment		(1,494)	0	0
Other (net)	[1]	566	(2,401)	3,212
Goodwill, Gross		129,812	129,246	113,801	65,692
Accumulated impairment losses		(1,494)	0	0	0
Goodwill		128,318	129,246	113,801	65,692
ORIX Europe
Goodwill [Line Items]
Acquired		11,697	0	0
Impairment		0	0	0
Other (net)	[1]	10,847	(8,178)	(6,035)
Goodwill, Gross		140,497	117,953	126,131	132,166
Accumulated impairment losses		0	0	0	0
Goodwill		140,497	117,953	126,131	132,166
Asia and Australia
Goodwill [Line Items]
Acquired		0	0	0
Impairment		0	0	0
Other (net)	[1]	402	(521)	(122)
Goodwill, Gross		7,792	7,390	7,911	8,033
Accumulated impairment losses		(2,785)	(2,785)	(2,785)	(2,785)
Goodwill		¥ 5,007	¥ 4,605	¥ 5,126	¥ 5,248

[1]	Other includes foreign currency translation adjustments, decreases due to sale of ownership interest in subsidiaries and certain other reclassifications.